Deposits (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deposits [Abstract]
Advance Payments by Borrowers for Taxes and Insurance	$ 4,859	$ 4,299